Exposures - Total net exposure (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2021	Dec. 31, 2020
Sub-classifications of financial information
Net exposure	kr 363.3	kr 359.5
Percentage of net exposures	100.00%	100.00%
Central governments
Sub-classifications of financial information
Net exposure	kr 190.7	kr 185.5
Percentage of net exposures	52.50%	51.60%
Regional governments
Sub-classifications of financial information
Net exposure	kr 13.8	kr 12.3
Percentage of net exposures	3.80%	3.40%
Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 3.3	kr 3.5
Percentage of net exposures	0.90%	1.00%
Public Sector Entity
Sub-classifications of financial information
Net exposure	kr 5.2	kr 4.2
Percentage of net exposures	1.40%	1.20%
Financial institutions
Sub-classifications of financial information
Net exposure	kr 36.1	kr 30.9
Percentage of net exposures	10.00%	8.60%
Corporates
Sub-classifications of financial information
Net exposure	kr 114.2	kr 123.1
Percentage of net exposures	31.40%	34.20%
Credits and interest-bearing securities
Sub-classifications of financial information
Net exposure	kr 292.2	kr 292.1
Percentage of net exposures	100.00%	100.00%
Credits and interest-bearing securities | Central governments
Sub-classifications of financial information
Net exposure	kr 134.5	kr 131.6
Percentage of net exposures	46.00%	45.00%
Credits and interest-bearing securities | Regional governments
Sub-classifications of financial information
Net exposure	kr 13.8	kr 12.3
Percentage of net exposures	4.70%	4.20%
Credits and interest-bearing securities | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 3.2	kr 3.5
Percentage of net exposures	1.10%	1.20%
Credits and interest-bearing securities | Public Sector Entity
Sub-classifications of financial information
Net exposure	kr 5.2	kr 4.2
Percentage of net exposures	1.80%	1.50%
Credits and interest-bearing securities | Financial institutions
Sub-classifications of financial information
Net exposure	kr 29.3	kr 24.5
Percentage of net exposures	10.00%	8.40%
Credits and interest-bearing securities | Corporates
Sub-classifications of financial information
Net exposure	kr 106.2	kr 116.0
Percentage of net exposures	36.40%	39.70%
Committed undisbursed loans, derivatives, etc.
Sub-classifications of financial information
Net exposure	kr 71.1	kr 67.4
Percentage of net exposures	100.00%	100.00%
Committed undisbursed loans, derivatives, etc. | Central governments
Sub-classifications of financial information
Net exposure	kr 56.2	kr 53.9
Percentage of net exposures	79.00%	80.00%
Committed undisbursed loans, derivatives, etc. | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 0.1	kr 0.0
Percentage of net exposures	0.10%	0.00%
Committed undisbursed loans, derivatives, etc. | Financial institutions
Sub-classifications of financial information
Net exposure	kr 6.8	kr 6.4
Percentage of net exposures	9.60%	9.50%
Committed undisbursed loans, derivatives, etc. | Corporates
Sub-classifications of financial information
Net exposure	kr 8.0	kr 7.1
Percentage of net exposures	11.30%	10.50%